Accrued expenses and other payables (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2020 USD ($)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2019 CNY (¥)
Accrued expenses and other payables
Insurance premium received on behalf of insurance company	$ 5,677	¥ 40,198	¥ 36,987
Other tax payables	130	921	2,663
Accrued salaries, bonus and welfare expenses	4,298	30,436	17,926
Accrued consultancy and professional fees	3,033	21,475	3,945
Payable for property, plant and equipment	342	2,423	1,198
Other payables	2,619	18,536	17,258
Total accrued expenses and other payables	$ 16,099	¥ 113,989	¥ 79,977